Financial assets and liabilities (Details 3) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Trade And Other Payables	$ 2,721,562,000	$ 3,842,213,000
Trade Payables
Statement [Line Items]
Trade And Other Payables	2,650,134,000	3,620,276,000
Payables to Associates
Statement [Line Items]
Trade And Other Payables	71,428,000	42,576,000
Insurance Payable
Statement [Line Items]
Trade And Other Payables	$ 0	$ 179,361,000